Loan Payable (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Maturities of Loan Payable
Year Ending December 31,	Amount

2018	$7,520
2019	8,328
2020	4,495
$20,343